Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2019
Land use rights, net
Schedule of land use rights, net

	As of December 31,
	2018	2019
	RMB	RMB
Land use right	4,053,855	5,868,774
Less: accumulated amortization	(168,277)	(272,658)
Less: impairment	—	(55,008)

Land use rights, net	3,885,578	5,541,108